Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2023
Basis of Presentation and General Information [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned and majority-owned subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). During the year ended December 31, 2023, the Company issued 598,400 shares to Costamare Shipping Services Ltd. (“Costamare Services”) (Note 3). On July 6, 2016, the Company implemented a dividend reinvestment plan (the “Plan”) (Note 17). As of December 31, 2023, under the Plan, the Company has issued to its common stockholders 20,810,518 shares, in aggregate. As of December 31, 2023, the aggregate outstanding share capital was 118,374,623 common shares. As of December 31, 2023, members of the Konstantakopoulos Family owned, directly or indirectly, approximately 64.1% of the outstanding common shares, in the aggregate.

As of December 31, 2023, the Company owned and/or operated a fleet of 68 container vessels with a total carrying capacity of approximately 512,989 twenty-foot equivalent units (“TEU”) and 42 dry bulk vessels with a total carrying capacity of approximately 2,604,720 of dead-weight tonnage (“DWT”), through wholly owned subsidiaries. As of December 31, 2022, the Company owned and/or operated a fleet of 69 container vessels with a total carrying capacity of approximately 525,821 twenty-foot equivalent units (“TEU”) and 45 dry bulk vessels with a total carrying capacity of approximately 2,436,134 of dead-weight tonnage (“DWT”), through wholly owned subsidiaries. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators and since June 14, 2021, by chartering its dry bulk vessels to a diverse group of charterers (Note 3(d)).

During the fourth quarter of 2022, the Company established a dry bulk operating platform under Costamare Bulkers Inc. (“CBI”), a majority-owned subsidiary of Costamare organized in the Republic of the Marshall Islands and agreed to invest an amount of up to $200,000 (Note 16). CBI is chartering-in and chartering-out dry bulk vessels, entering into contracts of affreightment, forward freight agreements (“FFAs”) and may also utilize hedging solutions. As of December 31, 2023, CBI charters-in 56 dry bulk vessels on period charters.

In March 2023, the Company entered into an agreement with Neptune Maritime Leasing Limited (“NML”) pursuant to which it agreed to invest in NML’s ship sale and leaseback business up to $200,000 in exchange for up to 40% of its ordinary shares and up to 79.05% of its preferred shares. In addition, the Company received a special ordinary share in NML which carries 75% of the voting rights of the ordinary shares providing control over NML. NML was established in 2021 to acquire, own and bareboat charter out vessels through its wholly-owned subsidiaries. On March 30, 2023, the Company invested in NML the amount of $11,099 and as a result acquired controlling financial interest. The Company accounted for the control obtained in NML at March 30, 2023 “as a business combination”, which resulted in the application of the “acquisition method”, as defined under ASC 805, Business Combinations, with the Company to be considered the accounting acquirer of NML. The assets acquired and liabilities assumed on the date of control were recorded at fair value. The assets acquired consisted mainly of four sale and leaseback contracts, under which NML had acquired and leased back under bareboat charter agreements, one container vessel and three dry bulk vessels, all accounted for as failed sales (Note 12(b)). In addition, the Company estimated the fair value of the noncontrolling interest at the acquisition date at $34,132. The Company does not consider the acquisition a material business combination.

At December 31, 2023, Costamare had 146 wholly-owned subsidiaries incorporated in the Republic of Liberia, 13 incorporated in the Republic of the Marshall Islands and one incorporated in the Republic of Cyprus. In addition, as of December 31, 2023, Costamare had one majority-owned subsidiary incorporated in the Republic of the Marshall Islands and controlled one company incorporated under the laws of Jersey, which had 25 subsidiaries incorporated in the Republic of the Marshall Islands and one incorporated in the Republic of Liberia.

As the international container shipping industry recovered from the COVID-19 pandemic, time charter rates improved significantly from their sizable pandemic-related declines until the first half of 2022, due to the increased demand for containerized goods coupled with inefficiencies in the global supply chain caused by the pandemic. However, since June 2022, time charter rates for containerships (across all sizes) have demonstrated significant declines of 84% on average, mainly driven by reduced growth in the transportation of containerized goods, inflation, and the normalization of supply chains.

The economic environment of the dry bulk segment improved significantly in 2021 and the first half of 2022 due to the increase in the demand for commodities. However, during 2022, mainly due to the Russia-Ukraine conflict, the strict COVID-19 lockdown policies in China and the emergence of inflationary pressures, demand for seaborne dry bulk trade softened and BDI dropped in the end of 2022 by 49% compared to the previous year. The negative trend was reversed in 2023 and at the end of this year BDI increased by 75% compared to the previous year, eliminating nearly all losses incurred in 2022. Such reversal is mainly attributed to the increased seaborne demand for iron ore, coal, grains and other minerals.

The Company will continue to monitor the global economic conditions, the Russia-Ukraine conflict, the Israeli-Hamas conflict and the Red Sea vessels rerouting, along with their potential direct or indirect negative effects on the containership and dry bulk markets and will provide further updates if market circumstances warrant it.